INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Amortization of intangible assets	$ 470	$ 532	$ 545
Amortized cost	$ 19	$ 489